CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (37,120)	$ (56,273)	$ (46,896)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	8,724	5,654	4,538
Amortization of intangible assets	2,784	2,753	747
Share based compensation expenses	72,330	47,700	28,048
Amortization of debt discount and debt issuance costs	10,004
Tax benefit related to exercise of share options			731
Increase in accrued interest and exchange rate on short term and long term deposits	(583)	(555)	(669)
Amortization of premium and discount and accrued interest on marketable securities, net	(99)	(77)
Deferred taxes, net	(959)	(2,719)	(317)
Increase in trade receivables	(2,128)	(1,936)	(1,818)
Increase in prepaid expenses and other current and long-term assets	(3,665)	(1,824)	(6,284)
Increase in trade payables	10,933	11,834	8,290
Increase in employees and payroll accruals	2,843	5,627	2,956
Increase in short term and long term deferred revenues	54,681	58,353	51,966
Increase (decrease) in accrued expenses and other current liabilities	(2,036)	14,515	(719)
Net cash provided by operating activities	115,709	83,052	40,573
Cash flows from investing activities:
Proceeds from short-term and restricted deposits	204,125	52,311	49,392
Investment in short-term and restricted deposits	(437,979)	(88,706)	(30,526)
Investment in marketable securities	(58,963)	(33,189)	(23,724)
Proceeds from marketable securities	21,054	245	980
Purchase of property and equipment	(13,684)	(11,649)	(4,415)
Capitalization of software development costs	(392)	(720)
Payments for businesses acquired		(33,091)
Purchases of investments in privately-held companies	(1,250)
Investment in other long-term assets	(500)
Acquisition of intangible assets		(75)	(100)
Net cash used in investing activities	(287,589)	(114,874)	(8,393)
Cash flows from financing activities:
Credit line repayment		(170)
Proceeds from issuance of convertible senior notes	442,750
Payments of debt issuance costs	(12,601)
Purchase of capped call	(45,338)
Proceeds from exercise of options and ESPP shares	32,896	24,158	21,658
Net cash provided by financing activities	417,707	23,988	21,658
Increase (decrease) in cash and cash equivalents	245,827	(7,834)	53,838
Cash and cash equivalents at the beginning of the period	85,230	93,064	39,226
Cash and cash equivalents at the end of the period	331,057	85,230	93,064
Supplemental disclosure of cash flow activities:
Non-cash purchase of property and equipment	1,413	1,019	482
Cash paid during the year for taxes	$ 3,666	$ 4,422	$ 2,644